Information by Segment (Tables)	12 Months Ended
Dec. 31, 2023
INFORMATION BY SEGMENT
Summary of Assets and Liabilities by Segment

	Generation		Distribution and Networks		Holdings and eliminations		Total
	12-31-2023	12-31-2022	12-31-2023	12-31-2022	12-31-2023	12-31-2022	12-31-2023	12-31-2022
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
ASSETS
CURRENT ASSETS	1,918,545,247	1,937,857,990	536,336,504	517,448,833	(83,910,492)	608,935,496	2,370,971,259	3,064,242,319
Cash and cash equivalents	212,823,126	15,577,716	2,940,695	1,645,018	347,527,469	857,990,965	563,291,290	875,213,699
Other current financial assets	65,072,295	3,328,010	1,120,178	102,529	1,544,161	99,677	67,736,634	3,530,216
Other current non-financial assets	63,169,465	168,853,772	4,807,040	2,071,666	32,520,820	21,714,914	100,497,325	192,640,352
Trade and other receivables, current	912,771,091	941,807,106	494,896,062	498,172,677	41,627,396	69,533,572	1,449,294,549	1,509,513,355
Current accounts receivable from related parties	602,190,049	686,500,891	24,952,429	3,546,493	(576,868,353)	(433,778,780)	50,274,125	256,268,604
Inventories	50,938,318	48,882,081	5,724,742	4,696,300	2,098,819	24,337,712	58,761,879	77,916,093
Current tax assets	11,580,903	46,194,764	1,895,358	6,555,521	67,639,196	67,808,082	81,115,457	120,558,367
Non-current assets or disposal groups held for sale	—	26,713,650	—	658,629	—	1,229,354	—	28,601,633
NON-CURRENT ASSETS	6,773,894,183	6,459,003,403	1,849,188,188	1,503,735,962	839,667,406	838,598,048	9,462,749,777	8,801,337,413
Other non-current financial assets	11,602,385	57,198,350	—	—	—	2,629,290	11,602,385	59,827,640
Other non-current non-financial assets	233,071,238	71,679,797	3,953,515	3,974,661	1,369,111	2,621,883	238,393,864	78,276,341
Trade and other non-current receivables	4,475,497	46,817,168	802,625,706	521,384,397	96,576,938	122,946,080	903,678,141	691,147,645
Non-current accounts receivable from related parties	153,975,416	147,613,887	—	—	153,975,416	(147,613,887)	—	—
Investments accounted for using the equity method	20,010,858	12,792,475	—	—	5,342,927	4,960,303	25,353,785	17,752,778
Intangible assets other than goodwill	109,392,412	107,712,453	77,195,083	76,341,449	8,422,005	7,387,361	195,009,500	191,441,263
Goodwill	34,627,899	34,282,519	2,240,478	2,240,478	847,596,281	847,090,432	884,464,658	883,613,429
Property, plant and equipment	5,922,784,386	5,715,336,720	925,450,961	866,265,376	1,949,473	(9,248,102)	6,850,184,820	6,572,353,994
Investment property	—	—	—	—	7,340,561	7,348,262	7,340,561	7,348,262
Right-of-use assets	251,295,312	231,835,979	2,447,477	2,552,157	15,309,766	(689,704)	269,052,555	233,698,432
Deferred tax assets	32,658,780	33,734,055	35,274,968	30,977,444	9,735,760	1,166,130	77,669,508	65,877,629

TOTAL ASSETS	8,692,439,430	8,396,861,393	2,385,524,692	2,021,184,795	755,756,914	1,447,533,544	11,833,721,036	11,865,579,732

	Generation		Distribution and Networks		Holdings and eliminations		Total
	12-31-2023	12-31-2022	12-31-2023	12-31-2022	12-31-2023	12-31-2022	12-31-2023	12-31-2022
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
LIABILITIES AND EQUITY
CURRENT LIABILITIES	2,065,637,016	1,815,369,972	576,000,954	707,079,955	152,280,374	646,041,953	2,793,918,344	3,168,491,880
Other current financial liabilities	476,577,537	55,252,071	962,993	5,288,702	137,474,385	7,979,010	615,014,915	68,519,783
Current lease liabilities	18,751,822	17,743,500	1,295,890	1,273,849	4,090,481	3,287	24,138,193	19,020,636
Trade and other payables, current	1,002,109,641	1,077,964,004	295,724,035	371,911,869	166,658,289	294,017,036	1,464,491,965	1,743,892,909
Current accounts payable to related parties	460,472,605	607,176,390	265,096,026	315,459,903	(262,990,165)	23,862,281	462,578,466	946,498,574
Other current provisions	22,069,709	22,008,065	180,851	180,851	2,902,150	713,090	25,152,710	22,902,006
Current tax liabilities	62,449,826	21,154,968	—	944,932	97,657,386	312,236,470	160,107,212	334,336,370
Other current non-financial liabilities	23,205,876	14,070,974	12,741,159	12,019,849	6,487,848	7,230,779	42,434,883	33,321,602
NON-CURRENT LIABILITIES	3,247,604,951	3,232,461,558	1,110,485,915	629,125,828	(79,174,446)	446,561,163	4,278,916,420	4,308,148,549
Other non-current financial liabilities	474,491,353	876,704,452	—	—	1,430,021,588	1,307,098,804	1,904,512,941	2,183,803,256
Non-current lease liabilities	217,887,656	214,705,438	1,937,104	1,959,481	24,099,267	—	243,924,027	216,664,919
Trade and other payables, non-current	177,737	267,218	595,066,548	308,041,157	290,572	487	595,534,857	308,308,862
Non-Current accounts payable to related parties	2,098,869,424	1,742,214,913	482,987,295	281,625,788	(1,547,065,500)	(876,743,988)	1,034,791,219	1,147,096,713
Other long-term provisions	205,028,658	177,512,333	6,572,028	11,957,910	—	—	211,600,686	189,470,243
Deferred tax liabilities	178,226,692	201,374,515	—	—	(5,714,029)	(2,358,021)	172,512,663	199,016,494
Non-current provisions for employee benefits	20,635,624	19,682,689	22,990,764	24,452,845	19,193,656	18,563,881	62,820,044	62,699,415
Other non-current non-financial liabilities	52,287,807	—	932,176	1,088,647	—	—	53,219,983	1,088,647

EQUITY	3,379,197,463	3,349,029,863	699,037,823	684,979,012	682,650,986	354,930,428	4,760,886,272	4,388,939,303
Equity attributable to owners of the parent	3,379,197,463	3,349,029,863	699,037,823	684,979,012	682,650,986	354,930,428	4,446,079,918	4,097,200,895
Share and paid-in capital	1,076,103,676	1,270,222,769	177,568,664	177,568,664	2,628,431,130	2,434,312,037	3,882,103,470	3,882,103,470
Retained earnings	2,202,473,358	1,900,047,598	788,921,243	778,754,348	(73,543,536)	(204,369,129)	2,917,851,065	2,474,432,817
Share premiums	85,511,492	85,511,492	273,307	273,307	(85,784,799)	(85,784,799)	—	—
Other reserves	15,108,937	93,248,004	(267,725,391)	(271,617,307)	(1,786,451,809)	(1,789,227,681)	(2,353,874,617)	(2,259,335,392)
Non-controlling interests	-	—	—	—	—	—	314,806,354	291,738,408

Total Liabilities and Equity	8,692,439,430	8,396,861,393	2,385,524,692	2,021,184,795	755,756,914	1,447,533,544	11,833,721,036	11,865,579,732

Summary of Comprehensive Income by Segment

	Generation			Distribution and Networks			Holdings and eliminations			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
REVENUES AND OTHER OPERATING INCOME	3,276,386,938	3,877,758,513	1,953,287,738	1,511,618,986	1,454,721,924	1,201,833,293	(407,759,931)	(376,048,574)	(299,891,496)	4,380,245,993	4,956,431,863	2,855,229,535
Revenues	3,164,037,940	3,302,181,412	1,934,131,175	1,504,847,651	1,449,144,572	1,193,549,267	(406,294,494)	(372,325,894)	(297,998,038)	4,262,591,097	4,379,000,090	2,829,682,404
Energy sales	2,695,962,741	2,625,836,969	1,803,343,706	1,455,710,472	1,334,971,825	1,103,758,191	(460,714,334)	(405,592,652)	(321,853,728)	3,690,958,879	3,555,216,142	2,585,248,169
Other sales	463,955,105	672,104,106	129,626,809	5,416,211	6,719,051	5,347,333	41,171,562	38,084,659	21,936,360	510,542,878	716,907,816	156,910,502
Other services rendered	4,120,094	4,240,337	1,160,660	43,720,968	107,453,696	84,443,743	13,248,278	(4,817,901)	1,919,330	61,089,340	106,876,132	87,523,733
Other operating income	112,348,998	575,577,101	19,156,563	6,771,335	5,577,352	8,284,026	(1,465,437)	(3,722,680)	(1,893,458)	117,654,896	577,431,773	25,547,131

RAW MATERIALS AND CONSUMABLES USED	(2,077,670,582)	(2,573,293,127)	(1,346,981,551)	(1,321,193,173)	(1,194,700,166)	(974,857,661)	403,278,296	368,469,226	310,533,808	(2,995,585,459)	(3,399,524,067)	(2,011,305,404)
Energy purchases	(948,153,270)	(1,102,539,973)	(660,360,745)	(1,235,044,187)	(1,139,342,609)	(933,785,293)	397,914,613	356,664,541	297,153,754	(1,785,282,844)	(1,885,218,041)	(1,296,992,284)
Fuel consumption	(536,292,557)	(587,063,837)	(374,868,794)	—	—	—	—	—	—	(536,292,557)	(587,063,837)	(374,868,794)
Transportation expenses	(290,452,424)	(305,760,332)	(159,477,763)	(52,134,074)	(17,909,689)	(12,947,272)	20,994,700	28,150,078	20,686,811	(321,591,798)	(295,519,943)	(151,738,224)
Other miscellaneous supplies and services	(302,772,331)	(577,928,985)	(152,274,249)	(34,014,912)	(37,447,868)	(28,125,096)	(15,631,017)	(16,345,393)	(7,306,757)	(352,418,260)	(631,722,246)	(187,706,102)

CONTRIBUTION MARGIN	1,198,716,356	1,304,465,386	606,306,187	190,425,813	260,021,758	226,975,632	(4,481,635)	(7,579,348)	10,642,312	1,384,660,534	1,556,907,796	843,924,131

Other work performed by the entity and capitalized	25,505,720	23,738,963	13,352,715	11,265,189	16,574,703	17,403,271	2,858,557	4,256,019	401,210	39,629,466	44,569,685	31,157,196
Employee benefits expense	(86,389,203)	(72,744,313)	(71,617,409)	(37,799,634)	(39,078,134)	(49,357,037)	(48,598,963)	(46,416,946)	(42,370,708)	(172,787,800)	(158,239,393)	(163,345,154)
Other expenses, by nature	(146,245,510)	(195,666,710)	(126,899,337)	(71,513,304)	(77,662,552)	(71,488,295)	5,214,949	4,294,415	8,836,807	(212,543,865)	(269,034,847)	(189,550,825)

GROSS OPERATING INCOME	991,587,363	1,059,793,326	421,142,156	92,378,064	159,855,775	123,533,571	(45,007,092)	(45,445,860)	(22,490,379)	1,038,958,335	1,174,203,241	522,185,348

Depreciation and amortization expense	(200,466,363)	(183,459,507)	(164,579,061)	(50,976,045)	(56,293,022)	(47,931,057)	(1,957,376)	1,479,578	1,582,462	(253,399,784)	(238,272,951)	(210,927,656)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(7,023,888)	(2,286,438)	(33,035,731)	—	—	—	—	738,739	136,877	(7,023,888)	(1,547,699)	(32,898,854)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	90,538	(1,992,280)	(691,132)	(10,068,805)	(20,030,616)	(17,419,025)	(795,178)	(2,458)	(655,018)	(10,773,445)	(22,025,354)	(18,765,175)

OPERATING INCOME	784,187,650	872,055,101	222,836,232	31,333,214	83,532,137	58,183,489	(47,759,646)	(43,230,001)	(21,426,058)	767,761,218	912,357,237	259,593,663

FINANCIAL RESULT	(23,516,358)	(85,132,092)	(62,697,134)	(22,406,029)	(20,577,980)	(11,685,010)	(42,461,980)	(13,229,033)	(82,677,420)	(88,384,367)	(118,939,105)	(157,059,564)
Financial income	89,621,150	13,008,285	8,178,108	35,168,522	29,585,814	19,109,146	9,464,164	7,820,486	(866,854)	134,253,836	50,414,585	26,420,400
Cash and cash equivalents	651,382	18,295	29,479	2,946,011	4,038,512	1,093,452	31,005,795	15,842,151	2,136,870	34,603,188	19,898,958	3,259,801
Other financial income	88,969,768	12,989,990	8,148,629	32,222,511	25,547,302	18,015,694	(21,541,631)	(8,021,665)	(3,003,724)	99,650,648	30,515,627	23,160,599
Financial costs	(147,833,749)	(115,872,168)	(94,212,401)	(55,938,128)	(50,482,680)	(30,325,667)	(43,295,679)	(27,263,185)	(49,505,048)	(247,067,556)	(193,618,033)	(174,043,116)
Bank loans	(13,677)	(347,388)	(2,465,972)	(12,988)	(184)	—	(31,790,880)	(11,242,572)	(261,725)	(31,817,545)	(11,590,144)	(2,727,697)
Secured and unsecured obligations	(48,465,752)	(50,378,424)	(47,518,870)	—	—	—	(40,692,700)	(42,035,639)	(38,471,477)	(89,158,452)	(92,414,063)	(85,990,347)
Other	(99,354,320)	(65,146,356)	(44,227,559)	(55,925,140)	(50,482,496)	(30,325,667)	29,187,901	26,015,026	(10,771,846)	(126,091,559)	(89,613,826)	(85,325,072)
Income from indexation units	19,385,143	609,680	3,385,938	5,199,031	4,023,279	1,851,124	701,529	1,229,931	660,458	25,285,703	5,862,890	5,897,520
Foreign exchange profits (losses)	15,311,098	17,122,111	19,951,221	(6,835,454)	(3,704,393)	(2,319,613)	(9,331,994)	4,983,735	(32,965,976)	(856,350)	18,401,453	(15,334,368)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	6,802,958	4,014,081	3,157,673	—	—	361	(1,100,870)	(732,840)	19,375	5,702,088	3,281,241	3,177,409
Other gains (losses)	8,285,111	935,428	10,137,284	(910,726)	—	2,171,056	214,472,552	981,045,868	(2,171,056)	221,846,937	981,981,296	10,137,284
Gain (loss) from other investments	1,833,289	124,652	10,137,284	—	—	2,171,056	215,618,389	981,045,868	(2,171,056)	217,451,678	981,170,520	10,137,284
Gain (loss) from the sale of assets	6,451,822	810,776	—	(910,726)	—	—	(1,145,837)	—	—	4,395,259	810,776	—

Profit (loss) before taxes	775,759,361	791,872,518	173,434,055	8,016,459	62,954,157	48,669,896	123,150,056	923,853,994	(106,255,159)	906,925,876	1,778,680,669	115,848,792

Income tax	(191,408,432)	(151,330,979)	(24,666,990)	5,986,351	7,698,062	2,275,431	(41,490,404)	(326,063,963)	7,252,901	(226,912,485)	(469,696,880)	(15,138,658)

PROFIT (LOSS)	584,350,929	640,541,539	148,767,065	14,002,810	70,652,219	50,945,327	81,659,652	597,790,031	(99,002,258)	680,013,391	1,308,983,789	100,710,134

Profit (loss) attributable to	584,350,929	640,541,539	148,767,065	14,002,810	70,652,219	50,945,327	81,659,652	597,790,031	(99,002,258)	680,013,391	1,308,983,789	100,710,134
Profit (loss) attributable to owners of the parent	—	—		—	—		—	—		633,455,775	1,252,082,258	85,153,969
Profit (loss) attributable to non-controlling interests	—	—		—	—		—	—		46,557,616	56,901,531	15,556,165

	Generation			Distribution and Networks			Holdings and eliminations			Total
	12-31-2023	12-31-2022	12-31-2021	12-31-2023	12-31-2022	12-31-2021	12-31-2023	12-31-2022	12-31-2021	12-31-2023	12-31-2022	12-31-2021
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	940,980,864	689,196,260	445,854,355	96,049,904	91,074,469	17,684,402	(331,368,523)	(35,491,916)	(50,645,942)	705,662,245	744,778,813	412,892,815
Net cash flows from (used in) investing activities	(589,841,542)	(990,157,962)	(604,078,037)	(99,120,863)	(98,077,760)	(85,111,489)	602,724,068	1,543,807,101	(47,365,284)	(86,238,337)	455,571,379	(736,554,810)
Net cash flows from (used in) financing activities	(155,850,946)	315,350,620	157,788,515	8,624,953	9,965,731	67,203,137	(787,009,650)	(953,972,710)	68,239,857	(934,235,643)	(628,656,359)	293,231,509